Basis Of Presentation And Consolidation Scope - Narrative (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 GBP (£)	Jan. 28, 2025 EUR (€)
Detail of information about of basis of presentation and consolidation scope [Line Items]
Financial assets at value of changes in results	€ 82			€ 574	€ 11
Percentage of the sale of the entire share capital of AGS							100.00%
Net share of income							€ 272
Price of completed the sale of AGS entire share capital							900
Proceeds from sale of remaining stake to ardian	5.25%	5.25%	5.25%
Interest accrued since announcement of transaction	€ 27
Previously-announced acquisition of an additional	€ 1,300	$ 1,990
Increasing your total ownership of the old 407 ETR	43.23%	43.23%	43.23%
Increasing your total ownership of the new 407 ETR	48.29%	48.29%	48.29%
Net share of proceeds							€ 450
Price of completed the sale of Heathrow Airport entire share capital | £						£ 455
Acquited shares of Powernet I,S.L.U						100.00%
Energy Division [Member] | Milano Solar, LLC - Infra. Energ.
Detail of information about of basis of presentation and consolidation scope [Line Items]
Acquired all issued and outstanding membership interests	€ 19		$ 19
FGP Topco limited [Member]
Detail of information about of basis of presentation and consolidation scope [Line Items]
Percentage of the sale of the FGP Topco				19.75%
FGP Topco limited [Member] | Airports division [Member]
Detail of information about of basis of presentation and consolidation scope [Line Items]
Percentage of the sale of the FGP Topco	19.75%	19.75%	19.75%
IRB Infrastructure Trust (Private InvIT) [Member]
Detail of information about of basis of presentation and consolidation scope [Line Items]
Percentage of the adquisition				23.99%